As filed on November 16, 1999                               File No. 002-55079

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
      Pre-Effective Amendment No.   __                              ___

      Post-Effective Amendment No.  37                               X


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X


      Amendment No.    24                                            X

                        INVESCO MONEY MARKET FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                  7800 E. Union Avenue, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
       Registrant's Telephone Number, including Area Code: (303) 930-6300
                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                  ------------
                                   Copies to:
                             Ronald M. Feiman, Esq.
                              Mayer, Brown & Platt
                                  1675 Broadway
                          New York, New York 10019-5820
                                  ------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box)

__    immediately upon filing pursuant to paragraph (b)
__    on ___________________, pursuant to paragraph (b)
__    60 days after filing pursuant to paragraph (a)(1)
X     on January 17, 2000, pursuant to paragraph (a)(1)

__    75 days after filing pursuant to paragraph (a)(2)
__    on _____________________,  pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                      NOTE

This Post-Effective Amendment (Form N-1A) is being filed to add [Class C] shares of INVESCO Cash Reserves Fund and does not affect the current class of shares of that Fund or the other Funds - INVESCO Tax-Free Money Fund and INVESCO U.S. Government Money Fund.

Prospectus | January __, 2000

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
--------------------------------------------------------------------------------

INVESCO MONEY
MARKET FUNDS, INC.


INVESCO CASH RESERVES FUND--[CLASS C]

A mutual fund designed for investors seeking a high level of current income, consistent with the preservation of capital and the maintenance of liquidity. [[Class C] shares are sold exclusively through third parties, such as brokers, banks, and financial planners.]]



TABLE OF CONTENTS

Investment Goals, Strategies And Risks...................4
Fund Performance.........................................5
Fees And Expenses........................................6
Investment Risks.........................................7
Risks Associated With Particular Investments.............8
Fund Management..........................................9
Portfolio Manager .......................................9
Potential Rewards........................................9
Share Price.............................................10
How To Buy Shares.......................................11
Your Account Services...................................14
How To Sell Shares......................................15
Dividends And Taxes.....................................17
Financial Highlights....................................19

                                 [INVESCO ICON]
                                    INVESCO


 The Securities and Exchange Commission has not approved or disapproved the shares of the Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

This Prospectus will tell you more about:

[KEY ICON] Investment Objectives & Strategies

[ARROW ICON] Potential Investment Risks


[GRAPH ICON] Past Performance


[INVESCO ICON] Working With INVESCO
--------------------------------------------------------------------------------

[KEY ICON] [ARROW ICON] INVESTMENT GOALS, STRATEGIES AND RISKS

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

[The Fund's [Class C] shares are sold exclusively through third parties, such as brokers, banks, and financial planners. You cannot purchase the Fund's [Class C] shares directly from INVESCO or its affiliated companies.] This Prospectus contains important information about the Fund's [Class C] shares. One or more additional classes of shares are offered directly to the public through separate prospectuses. Those other classes of shares have lower sales charges and expenses, with resulting positive effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and how long you plan to hold your shares. To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-_______________. You may also obtain information concerning other classes offered from your broker, bank, or financial planner who is offering the [Class C] shares offered in this Prospectus.


No dealer,  sales person,  or any other person has been  authorized to give any information or to make any representation other than those contained in this
Prospectus,   and  you   should   not  rely  on  such   other   information   or
representations.

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.


The Fund is a money market fund. It invests in "money market" securities, which are high quality debt securities with a life span or remaining maturity of 397 days or less. The average dollar-weighted maturity of the Fund's portfolio is 90 days or less.

The Fund invests  primarily in short-term debt  securities  issued by large creditworthy corporations, banks and finance companies, and debt securities issued by the U.S. government. These securities include corporate debt securities, bank obligations, short-term commercial paper, U.S. government debt, and repurchase agreements.

The Fund is not intended for investors seeking capital appreciation. While not intended as a complete investment program, the Fund may be a valuable element of your investment portfolio.

The Fund operates under policies designed to ensure compliance with specific federal regulations applied to money market funds. These policies include requirements for:
o  maintaining  high  credit  quality of the Fund's investments;
o  maintaining  a short  average  portfolio  maturity;
o ensuring adequate diversification of both the issuers of the Fund's investments and the guarantors of those investments, if any; and
o monitoring accurate pricing of the Fund's investments so unfairness does not result from the use of the amortized cost method to value those investments.

[ARROW ICON] An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund


[GRAPH ICON] FUND PERFORMANCE


Since the Fund's [Class C] shares did not commence investment operations until January __, 2000, the bar chart below shows the Fund's [Class II] shares' actual yearly performance for the years ended December 31 (commonly known as its "total return") over the past decade. [Class II] shares are not offered in this Prospectus. THE BAR CHART DOES NOT REFLECT CONTINGENT DEFERRED SALES CHARGES OR ASSET BASED SALES CHARGES IN EXCESS OF 0.25% OF NET ASSETS; IF THEY DID, THE TOTAL RETURN SHOWN WOULD BE LOWER. The table below shows average annual total returns for various periods ended December 31 for the Fund. To obtain the Fund's current 7-day yield information, please call INVESCO at 1-800-525-8085. Remember, past performance does not indicate how the Fund will perform in the future.

The chart below contains the following plot points:

--------------------------------------------------------------------------------
                          CASH RESERVES FUND-[CLASS II]
                       AVERAGE ANNUAL TOTAL RETURN(1),(2)
--------------------------------------------------------------------------------

  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998

  8.82%   7.10%   5.58%   3.16%   2.36%   3.70%   5.26%   4.70%   4.81%   4.74%


Best Calendar Qtr.  6/95      1.32%
Worst Calendar Qtr. 3/93      0.55%

--------------------------------------------------------------------------------

                      AVERAGE ANNUAL TOTAL RETURN (1),(2)
                                 AS OF 12/31/99
--------------------------------------------------------------------------------
                                        1 YEAR        5 YEARS        10 YEARS

Cash Reserves Fund--[Class II]          ____          ____           _____

(1) Total return figures include reinvested dividends and include the effect of the Fund's expenses.

(2) The total and average annual returns are for a separate class of shares that is not offered in this Prospectus. Total returns of [Class C] shares will differ only to the extent that the classes do not have the same expenses.


FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT
[CLASS C] SHARES

         Maximum Sales Charge (Load) Imposed on Purchases
            (as a percentage of offering price)                     None
         Maximum Deferred Sales Charge (Load)                       1.00%*
         Maximum Sales Charge (Load) Imposed on Reinvested
            Dividends and Other Distributions                       None
         Redemption Fee (as a percentage of amount redeemed)        None
         Exchange Fee                                               None
         Maximum Account Fee                                        None

* A 1% contingent deferred sales charge is charged on redemptions or exchanges of shares held thirteen months or less other than shares acquired through reinvestment of dividends and other distributions.


ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS


CASH RESERVES FUND--[CLASS C]
  Management Fees                              0.40%
  Distribution and Service (12b-1)Fees(1)      1.00%
  Other Expenses (2)                           ----%
  Total Annual Fund Operating Expenses (2)     ====%


(1) Because the Fund pays a 12b-1 distribution and service fee which is based upon the Fund's assets, if you own shares of the Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(2) Based on estimated expenses for the current fiscal year which may be more or less than actual expenses. Actual expenses are not provided because the Fund did not begin a public offering of its shares until January __, 2000. If necessary, certain expenses of the Fund will be absorbed by INVESCO for at least the first fiscal year of the Fund's operations in order to ensure that expenses for Cash Reserves Fund--[Class C] will not exceed ____% of the Fund's average net assets pursuant to an agreement between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, the Cash Reserves Fund--[Class C]'s Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending May 31, 2000 are estimated to be ____% and ____%, respectively, of the Fund's average net assets.

EXAMPLES

These Examples are intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Examples assume that you invested $10,000 in [Class C] shares of the Fund for the time periods indicated. The first Example assumes that you redeem all of your shares at the end of those periods. The second Example assumes that you keep your shares. Both Examples also assume that your investment had a hypothetical 5% return each year, and assume that the [Class C]'s operating expenses remained the same. Although the Fund's actual costs and performance may be higher or lower, based on these assumptions your costs would have been:

IF SHARES ARE REDEEMED                   1 year         3 years
Cash Reserves Fund--[Class C]            $___           $___


IF SHARES ARE NOT REDEEMED               1 year         3 years
Cash Reserves Fund--[Class C]            $___           $___


[ARROW ICON] INVESTMENT RISKS


You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.


NOT INSURED. Mutual funds are not insured by the FDIC or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.


POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance.  Investment  professionals  generally  consider  money market funds conservative and safe investments, compared to many other investment alternatives. However, as with all types of securities investing, investments in money market funds are not guaranteed, and do present some risk of loss. The Fund will not reimburse you for any losses.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

YEAR 2000. Many computer  systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after

January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Fund could be adversely affected.

In addition, the markets for, or value of, securities in which the Fund invests may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Fund's investments.


[ARROW ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

INTEREST RATE RISK


Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. When interest rates go up, the market values of previously issued debt securities generally decline. Also, the Fund's new investments are likely to be in debt securities paying lower rates than the rest of the Fund's portfolio when interest rates go down. This reduces the Fund's yield. A weak economy or strong stock market may cause interest rates to decline.

CREDIT RISK

The Fund invests in debt instruments, such as notes, bonds and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.


DURATION RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration of money market securities is usually expressed in terms of days or months, with longer durations usually more sensitive to interest rate fluctuations.

OPPORTUNITY RISK


With long-term investment plans, there may be a risk that you are not taking enough risk, and thus missing the opportunity on other less conservative but potentially more rewarding investments. The Fund has an investment goal of current income, not capital appreciation. Therefore the Fund, by itself, will not be a suitable investment for people seeking long-term growth for objectives such as retirement or the funding of a child's college education.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.


[INVESCO ICON] FUND MANAGEMENT


INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $291 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 E. Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $____ billion for more than _______ shareholders of ___ INVESCO mutual funds. INVESCO performs a wide variety of other services for the Fund, including administrative and transfer agent functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO,  INVESCO Distributors,  Inc.
("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

Since the Fund's [Class C] shares did not commence operations until January __, 2000, [Class C] shares paid no fee to INVESCO for the advisory services in the period ended May 31, 1999.

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

RICHARD R. HINDERLIE is the portfolio manager of the Fund and a vice president of INVESCO. Dick received his M.B.A. from Arizona State University and his B.A. in Economics from Pacific Lutheran University.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR LONG-TERM CAPITAL GROWTH PURPOSES.

The Fund offers shareholders the potential for monthly payment of daily income, while maintaining a stable share value, at a level of risk lower than many other types of investments. Yields on short-term securities tend to be lower than the yields on longer-term fixed-income securities. The Fund seeks to provide higher returns than other money market funds and the money market in general, but cannot guarantee that performance.

SUITABILITY FOR INVESTORS




Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:
o    want to earn income at current  money  market rates
o    want to preserve the value of their investment
o    do not want to be exposed to a high level of risk

You probably do not want to invest in the Fund if you are:
o primarily seeking long-term growth (although the Fund may serve as the cash equivalent portion of a balanced investment program).

[INVESCO ICON] SHARE PRICE

The value of your Fund shares is not likely to change from $1.00, although this cannot be guaranteed. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

THE COMBINATION OF THE AMORTIZED COST METHOD OF VALUATION AND THE DAILY DECLARATION OF DIVIDENDS MEANS THAT EACH FUND'S NET ASSET VALUE IS EXPECTED TO BE $1.00 PER SHARE, DESPITE CHANGES IN THE MARKET VALUE OF A FUND'S SECURITIES.

The Fund uses the amortized cost method for establishing the value of its investments. The amortized cost method values securities at their cost at the time of purchase, and then amortizes the discount or premium to maturity. The Fund declares dividends daily, based upon the interest earned by the Fund's investments that day. The combination of the amortized cost method of valuation and the daily declaration of dividends means that the Fund's net asset value is expected to be $1.00 per share, despite changes in the market value of the Fund's securities. However, we cannot guarantee that the Fund's net asset value will be maintained at a constant value of $1.00 per share.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of the Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions that day. If INVESCO hears from you after that time, your instructions will be processed on the next day that the NYSE is open.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.


Many of the INVESCO Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider which class best meets your situation. Your investment representative can help you decide. Contact your investment representative for several convenient ways to invest in the Fund. [[Class C] shares are available only through your investment representative.] There is no charge to invest directly through INVESCO. However, with respect to [Class C] shares, upon redemption or exchange of [Class C] shares held thirteen months or less (other than [Class C] shares acquired through reinvestment of dividends or other distributions), a contingent deferred sales charge of 1% of the current net value of [Class C] shares will be assessed. If you invest in the Fund through a securities broker, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds you wish to purchase.

INVESCO reserves the right to increase, reduce or waive the Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.


MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM  SUBSEQUENT  INVESTMENT.   $50  (Minimums  are  lower  for  certain
retirement plans.)


EXCHANGE POLICY. You may exchange your [Class C] shares in the Fund for [Class C] shares in another INVESCO mutual fund on the basis of their respective NAVs at the time of the exchange.


FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:

o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).


o You may make up to four exchanges out of the Fund per 12-month period, but you may be subject to the contingent deferred sales charge, described below.
o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy if it is in the best interests of the
     Fund  and  its  shareholders.   Notice  of  all  such   modifications  or
     termination that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.


In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.


Please remember that if you pay by check or wire and your funds do not clear, you will be responsible for any related loss to any Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

CONTINGENT  DEFERRED SALES CHARGE (CDSC).  If you exchange or redeem [Class
C] shares of the Fund after holding them thirteen months or less (other than shares acquired through reinvestment of dividends or other distributions), a CDSC of 1% of the current net asset value of the shares being exchanged will be assessed. The fee applies to redemptions from the Fund and exchanges (other than exchanges into [Class C] shares) into any of the other mutual funds which are also advised by INVESCO and distributed by IDI. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If your holding period is less than thirteen months, the CDSC will be assessed on the current net asset value of those shares.

The CDSC for [Class C] shares generally will be waived:

o    to pay account fees;
o for IRA distributions due to death or disability or upon periodic distributions based on life expectancy;
o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
o for redemptions following the death of a shareholder or beneficial owner.

METHOD                   INVESTMENT MINIMUM       PLEASE REMEMBER

--------------------------------------------------------------------------------
THROUGH YOUR             Contact your
INVESTMENT               investment
REPRESENTATIVE           representative.
--------------------------------------------------------------------------------
BY CHECK                 $1,000 for
Mail to:                 regular
INVESCO Funds Group,     accounts;
Inc.,                    $250 for an IRA;
P.O. Box 173706,         $50 minimum for
Denver, CO               each subsequent
80217-3706.              investment.
You may send your
check
by overnight
courier to:
7800 E. Union Ave.
Denver, CO 80237.
--------------------------------------------------------------------------------
BY WIRE                  $1,000
You may send your
payment by bank
wire (call INVESCO
for instructions).

--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH    $50                      You must forward your
Call 1-800-525-8085                               bank account
to request your                                   information to INVESCO
purchase.  INVESCO                                prior to using this
will move money from                              option.
your designated
bank/credit union
checking or savings
account in order to
purchase shares, upon
your telephone
instructions, whenever
your wish.
--------------------------------------------------------------------------------
REGULAR INVESTING        $50 per month            Like all regular
WITH EASIVEST OR         for EasiVest;            investment plans, nei-
DIRECT PAYROLL           $50 per pay              ther EasiVest nor
PURCHASE                 period for               Direct Payroll Pur-
You may enroll on        Direct Payroll           chase ensures a profit
your fund                Purchase. You            or protects against
application, or call     may start or             loss in a falling
us for a separate        stop your                market. Because you'll
form and more            regular                  invest continually,
details. Investing       investment plan          regardless of varying
the same amount on a     at any time,             price levels, con-
monthly basis allows     with two weeks'          sider your financial
you to buy more          notice to                ability to keep buying
shares when prices       INVESCO.                 through low price
are low and fewer                                 levels. And remember
shares when prices                                that you will lose
are high. This                                    money if you redeem
"dollar cost                                      your shares when the
averaging" may help                               market value of all
offset market                                     your shares is less
fluctuations. Over                                than their cost.
a period of time,
your average cost
per share may be
less than the actual
average price per
share.

METHOD                   INVESTMENT MINIMUM       PLEASE REMEMBER
--------------------------------------------------------------------------------

BY PAL(R)                $1,000; (The             Be sure to write down
Your "Personal           exchange mini-           the confirmation
Account Line" is         mum is $250 for          number provided by
available for            subsequent               PAL(R). You must forward
subsequent pur           purchses                 your bank account
chases and exchanges     requested by             information to
24 hours a day.          telephone.)              INVESCO prior to using
Simply call                                       this option.
1-800-424-8085.


--------------------------------------------------------------------------------
BY  EXCHANGE             $1,000 to open a         See  "Exchange  Policy."
Between two INVESCO      new account;  $50
funds.  Call             for written
1-800-525-8085  for      requests to
prospectuses of          purchase addi-
other INVESCO funds.     tional shares
Exchanges may be         for an existing
made by phone or at      account. (The
our Web site at          exchange minimum
www.invesco.com. You     is $250 for
may also  establish      exchanges
an  automatic monthly    requested by
exchange  service        telephone.)
between two INVESCO
funds; call us for
further details and
the correct form.


DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan (commonly known as a "12b-1 Plan") for the Fund's [Class C] shares. The 12b-1 fees paid by the Fund's [Class C] shares are used to pay distribution fees to IDI for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Fund's [Class C] shares pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment.


[INVESCO ICON] YOUR ACCOUNT SERVICES

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.


SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.


QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You may exchange and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account application.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, WWW.INVESCO.COM.

Unless you decline the telephone transaction privileges,  when you fill out and sign the new  account  Application,  a Telephone  Transaction  Authorization
Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON] HOW TO SELL SHARES


Contact your investment representative for several convenient ways to sell your Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell in proper form is received by INVESCO. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.


TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times - particularly in periods of severe economic or market disruption - when you may experience delays in redeeming shares by phone.


INVESCO usually mails you the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 15 days.

If you participate in EasiVest, the Fund's automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Fund's expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in the Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $250 or more.


METHOD                   REDEMPTION MINIMUM       PLEASE REMEMBER
--------------------------------------------------------------------------------

THROUGH YOUR             Contact your
INVESTMENT               investment
REPRESENTATIVE           representative

--------------------------------------------------------------------------------
BY TELEPHONE             $250 (or, if less,       INVESCO's telephone redemp-
Call us toll-free at:    full liquidation of      tion privileges may be
1-800-525-8085.          the account) for a       modified or terminated in the
                         redemption check;        future at INVESCO's
                         $1,000 for a wire        discretion.
                         to your bank of
                         record. The maximum
                         amount which may be
                         redeemed by telephone
                         is generally $25,000.
--------------------------------------------------------------------------------
IN WRITING               Any amount.              The redemption
Mail your request to                              request must be
INVESCO Funds Group,                              signed by all
Inc., P.O. Box                                    registered account
173706, Denver, CO                                owners. Payment
80217-3706. You may                               will be mailed to
also send your                                    your address as it
request by overnight                              appears on
courier to 7800 E.                                INVESCO's records,
Union Ave., Denver,                               or to a bank
CO 80237.                                         designated by you
                                                  in writing.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH    $50.                     You must forward
Call 1-800-525-8085                               your bank account
to request your                                   information to
redemption.  INVESCO                              INVESCO prior to
will automatically                                using this option.
pay the proceeds
into your designated
bank account.

METHOD                   REDEMPTION MINIMUM       PLEASE REMEMBER
--------------------------------------------------------------------------------
BY EXCHANGE              $250 for exchanges       See "Exchange
Between two INVESCO      requested by             Policy."
funds. Call              telephone.               When opening a new
1-800-525-8085 for                                account,
prospectuses of                                   investment
other INVESCO funds.                              minimums apply.
Exchanges may be made
by phone or at our Web
site at www.invesco.com.
You may also establish
an automatic monthly
exchange service between
two INVESCO funds; call
us for further details
and the correct form.
--------------------------------------------------------------------------------
PERIODIC WITHDRAWAL      $100 per payment         You must have at
PLAN                     on a monthly or          least $10,000
You may call us to       quarterly basis.         total invested
request the              The redemption           with the INVESCO
appropriate form and     check may be made        funds with at
more information at      payable to any           least $5,000 of
1-800-525-8085.          party you                that total
                         designate.               invested in the
                                                  fund from which
                                                  withdrawals will
                                                  be made.
--------------------------------------------------------------------------------
PAYMENT TO THIRD         Any amount.              All registered
PARTY                                             account owners
Mail your request to                              must sign the
INVESCO                                           request, with
Funds Group, Inc.,                                signature
P.O. Box                                          guarantees from an
173706, Denver, CO                                eligible guarantor
80217-3706.                                       financial
                                                  institution, such
                                                  as a commercial
                                                  bank or a
                                                  recognized
                                                  national or
                                                  regional
                                                  securities firm.

[INVESCO ICON] DIVIDENDS AND TAXES

TO AVOID BACKUP  WITHHOLDING,  BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY
OR TAXPAYER IDENTIFICATION NUMBER. WE WILL PROVIDE YOU WITH DETAILED INFORMATION EVERY YEAR ABOUT YOUR DIVIDENDS.


Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Fund. The Fund earns ordinary or investment income from interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders. You will ordinarily earn income on each day you are invested in the Fund, and that income is paid by the Fund to you once a month. Dividends are automatically reinvested in additional shares of the Fund at the net asset value on the monthly dividend distribution date, unless you request that dividends be paid in cash.

Unless you are (or your account is) exempt from income taxes, you must include all dividends paid to you by the Fund in your taxable income for federal, state and local income tax purposes. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the Fund or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold 31% of your distributions and any money that you receive from the sale of shares of the Fund as a backup withholding tax.

We will provide you with detailed information every year about your dividends.

Financial Highlights


The financial highlights table is intended to help you understand the financial performance of [Class II] shares of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. Since [Class C] shares are new, financial information is not available for that class as of the date of this Prospectus. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Money Market Funds, Inc.'s 1999 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.


                                YEAR ENDED MAY 31
--------------------------------------------------------------------------------
                                  1999        1998      1997      1996     1995
CASH RESERVES FUND - [CLASS II]


PER SHARE DATA
Net Asset Value-
  Beginning of Period            $1.00       $1.00     $1.00     $1.00    $1.00
--------------------------------------------------------------------------------
INCOME AND DISTRIBUTIONS
  FROM INVESTMENT
  OPERATIONS
Net Investment Income Earned
  and Distributed to
  Shareholders                    0.04        0.05      0.05      0.05     0.05
================================================================================
Net Asset Value--End of Period   $1.00       $1.00     $1.00     $1.00    $1.00
================================================================================
TOTAL RETURN                     4.45%       4.82%     4.69%     5.01%    4.76%

RATIOS
Net Assets-End of Period
  ($000 Omitted)              $814,158    $766,670  $661,648  $587,277 $644,341
Ratio of Expenses to
  Average Net Assets(a)       0.90%(b)    0.91%(b)  0.86%(b)  0.87%(b)    0.75%
Ratio of Net Investment
  Income to Average Net
  Assets(a)                      4.36%       4.76%     4.62%     4.86%    4.65%

(a) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended May 31, 1999, 1998, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.91%, 0.93%, 0.92%, 0.92% and 0.85%, respectively, and ratio of net investment income to average net assets would have been 4.35%, 4.74%, 4.56%, 4.81% and 4.55%, respectively.
(b) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements.

JANUARY __, 2000

INVESCO MONEY MARKET FUNDS, INC.
INVESCO CASH RESERVES FUND--[CLASS C]

You may obtain additional information about the Fund from several sources:

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated January __, 2000 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.


INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the current Prospectus, SAI, annual or semiannual report are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. Information on the Public Reference Section can be obtained by calling 1-800-SEC-0330. The SEC file numbers for the Funds are 811-2606 and 002-55079.





















811-2606

                       STATEMENT OF ADDITIONAL INFORMATION

                        INVESCO Money Market Funds, Inc.


               INVESCO Cash Reserves Fund- [Class II and Class C]
                    INVESCO Tax-Free Money Fund - [Class II]
                 INVESCO U.S. Government Money Fund - [Class II]




Address:                                  Mailing Address:

7800 E. Union Ave., Denver, CO 80237      P.O. Box 173706, Denver, CO 80217-3706

                                   Telephone:

                       In continental U.S., 1-800-525-8085




                                January __, 2000

------------------------------------------------------------------------------

A Prospectus for INVESCO Cash Reserves - [Class II], INVESCO Tax-Free Money - [Class II] and INVESCO U.S. Government Money [Class II] Funds dated September 30, 1999 and a Prospectus for INVESCO Cash Reserves Fund - [Class C] provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.

You may obtain, without charge, the current Prospectuses, SAI and annual and semiannual reports of the Funds by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706 , or by calling 1-800-525-8085. The
Prospectuses of the [Class II] shares of the Funds and the Prospectus of the [Class C] shares of INVESCO Cash Reserves Fund are also available through the INVESCO Web site at www.invesco.com.

TABLE OF CONTENTS

The Company . . . . . . . . . . . . . . . . . . . . . . . . . .23

Investments, Policies and Risks  . . . . . . . . . . . . . . . 23

Investment Restrictions. . . . . . . . . . . . . . . . . . . . 30

Management of the Funds  . . . . . . . . . . . . . . . . . . . 33

Other Service Providers . . . . . . . . . . . . . . . . . . . .53

Brokerage Allocation and Other Practices . . . . . . . . . . . 53

Capital Stock . . . . . . . . . . . . . . . . . . . . . . . . .55

Tax Consequences of Owning Shares of a Fund . . . . . . . . . .56

Performance  . . . . . . . . . . . . . . . . . . . . . . . . . 57

Financial Statements . . . . . . . . . . . . . . . . . . . . . 59

Appendix A . . . . . . . . . . . . . . . . . . . . . . . . . . 60

THE COMPANY

The Company was incorporated on April 2, 1993, under the laws of Maryland. On July 1, 1993, the Company, through Cash Reserves Fund, Tax-Free Money Fund and U.S. Government Money Fund, respectively, assumed all of the assets and liabilities of Financial Daily Income Shares, Inc. (incorporated in Colorado on October 14, 1975), Financial Tax-Free Money Fund, Inc. (incorporated in Colorado on March 4, 1983) and Financial U.S. Government Money Fund, a series of Financial Series Trust (organized as a Massachusetts business trust on July 15,
1987) (collectively, the "Predecessor Funds"). All financial and other information about the Funds for the period prior to July 1, 1993, relates to such Predecessor Funds.


The Company is an open-end, diversified, management investment company currently consisting of three portfolios of investments: INVESCO Cash Reserves Fund - [Class II and Class C], INVESCO Tax-Free Money Fund [Class II] and INVESCO U.S. Government Money Fund - [Class II] (each a "Fund" and collectively, the "Funds"). Additional funds may be offered in the future.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A
"management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds. The Funds do not charge sales fees to purchase their shares. However, the Class C shares of Cash Reserves Fund pays a 12b-1 distribution and service fee which is computed and paid monthly at an annual rate of 1.00% of average net assets attributable to Class C shares.


INVESTMENTS, POLICIES AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The investment objective of each of the Funds is to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity, and investing in high-quality debt securities. (What constitutes a high-quality debt security varies with the type of security and, where applicable, is noted in the discussion of each security.) Tax-Free Money Fund also seeks income exempt from federal income tax. Each Fund's assets are invested in securities having maturities of 397 days or less, and the dollar-weighted average maturity of the portfolio will not exceed 90 days. The Funds buy only securities determined by INVESCO Funds Group, Inc. ("INVESCO"), the Funds' adviser, pursuant to procedures approved by the board of directors, to be of high quality with minimal credit risk and to be eligible for investment by the Funds under applicable U.S. Securities and Exchange Commission ("SEC") rules. Generally, the Funds are required to invest at least 95% of their total assets in the securities of issuers with the highest credit rating. Credit ratings are the opinion of the private companies (such as Standard & Poor's ("S&P") or Moody's Investors Services, Inc. ("Moody's")) that rate companies on their securities; they are not guarantees. See Appendix A for descriptions of the investment instruments referred to below, as well as discussions of the degrees of risk involved in purchasing these instruments.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated CDs issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either as interest-bearing or on a discounted basis, with maturities not exceeding 270 days.

Commercial paper acquired by a Fund must be rated by at least two nationally recognized securities ratings organizations (NRSROs), generally S&P and Moody's, in the highest rating category (A-1 by S&P or P-1 by Moody's), or, where the obligation is rated by only S&P or Moody's and not by any other NRSRO, such obligation is rated A-1 or P-1. Money market instruments purchased by a Fund which are not rated by any NRSRO must be determined by INVESCO to be of equivalent credit quality to the rated securities in which a Fund may invest. In INVESCO's opinion, obligations that are not rated are not necessarily of lower quality than those which are rated; however, they may be less marketable and typically may provide higher yields. The Funds invest in unrated securities only when such an investment is in accordance with a Fund's investment objective of achieving a high level of current income and when such investment will not impair the Fund's ability to comply with requests for redemptions. Commercial paper is usually secured by the corporation's assets but may sometimes be backed by a letter of credit from a bank or other financial institution.

CREDIT ENHANCEMENTS -- The Funds may acquire a right to sell an obligation to another party at a guaranteed price approximating par value, either on demand or at specified intervals. The right to sell may form part of the obligation or be acquired separately by a Fund. These rights may be referred to as demand features, guarantees or puts, depending on their characteristics (collectively referred to as "Guarantees"), and may involve letters of credit or other credit support arrangements supplied by domestic or foreign banks supporting the other party's ability to purchase the obligation from a Fund. The Funds will acquire Guarantees solely to facilitate portfolio liquidity and does not intend to exercise them for trading purposes. In considering whether an obligation meets the Fund's quality standards, a Fund may look to the creditworthiness of the party providing the right to sell or to the quality of the obligation itself. The acquisition of a Guarantee will not affect the valuation of the underlying obligation which will continue to be valued in accordance with the amortized cost method of valuation.

DIVERSIFICATION -- The Company is a diversified investment company under the Investment Company Act of 1940, as amended ("the 1940 Act"). Except to the extent permitted under Rule 2a-7 of the 1940 Act or any successor rule thereto, no more than 5% of the value of each Fund's total assets can be invested in the securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies).

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue certificates of deposit ("CDs") and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. The Funds may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. The Funds do not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the securities with the SEC and obtaining listing on a securities exchange or in the over the counter market.

INSURANCE FUNDING AGREEMENTS -- The Funds may also invest in funding agreements issued by domestic insurance companies. Such funding agreements will only be purchased from insurance companies which have outstanding an issue of long-term debt securities rated AAA or AA by S&P, or Aaa or Aa by Moody's. In all cases, the Funds will attempt to obtain the right to demand payment, on not more than seven days' notice, for all or any part of the amount subject to the funding agreement, plus accrued interest. The Funds intend to execute their right to demand payment only as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio. A Fund's investments in funding agreements that do not have this demand feature, or for which there is not a readily available market, are considered to be investments in illiquid securities.

LOAN PARTICIPATION INTERESTS -- The Funds may purchase loan participation interests in all or part of specific holdings of corporate debt obligations. The issuer of such debt obligations is also the issuer of the loan participation interests into which the obligations have been apportioned. A Fund will purchase only loan participation interests issued by companies whose commercial paper is currently rated in the highest rating category by at least two NRSROs, generally S&P and Moody's (A-1 by S&P or P-1 by Moody's), or where such instrument is rated only by S&P or Moody's and not by any other NRSRO, such instrument is rated A-1 or P-1. Such loan participation interests will only be purchased from banks which meet the criteria for banks discussed above and registered broker-dealers or registered government securities dealers which have outstanding either commercial paper or other short-term debt obligations rated in the highest rating category by at least two NRSROs or by one NRSRO if such obligation is rated by only one NRSRO. Such banks and security dealers are not guarantors of the debt obligations represented by the loan participation
interests,   and  therefore  are  not   responsible  for  satisfying  such  debt
obligations in the event of default. Additionally, such banks and securities dealers act merely as facilitators, with regard to repayment by the issuer, with no authority to direct or control repayment. A Fund will attempt to ensure that there is a readily available market for all of the loan participation interests in which it invests. The Funds' investments in loan participation interests for which there is not a readily available market are considered to be investments in illiquid securities.

MUNICIPAL OBLIGATIONS -- Tax-Free Money Fund may invest in short-term municipal debt securities including municipal bonds, notes and commercial paper.

      Municipal Bonds -- Municipal bonds are classified as general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues generated by a particular facility or class of facility, or in some cases from the proceeds of a special excise tax or specific revenue source. Industrial development obligations are a particular kind of municipal bond which are issued by or on behalf of public authorities to obtain funds for many kinds of local, privately operated facilities. Such obligations are, in most cases, revenue bonds that generally are secured by a lease with a particular private corporation.

      Municipal Notes -- Municipal notes are short-term debt obligations issued by municipalities which normally have a maturity at the time of issuance of six months to three years. Such notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are normally obligations of the issuing municipality or agency.

      Municipal Commercial Paper -- Municipal commercial paper is short-term debt obligations issued by municipalities which may be issued at a discount (sometimes referred to as Short-Term Discount Notes). These obligations are issued to meet seasonal working capital needs of a municipality or interim construction financing and are paid from a municipality's general revenues or refinanced with long-term debt. Although the availability of municipal commercial paper has been limited, from time to time the amounts of such debt obligations offered have increased, and INVESCO believes that this increase may continue.

      Variable Rate Obligations -- The interest rate payable on a variable rate municipal obligation is adjusted either at predetermined periodic intervals or whenever there is a change in the market rate of interest upon which the interest rate payable is based. A variable rate obligation may include a demand feature pursuant to which the Fund would have the right to demand prepayment of the principal amount of the obligation prior to its stated maturity. The issuer of the variable rate obligation may retain the right to prepay the principal amount prior to maturity.

It is a policy of the Tax-Free Money Fund that, under normal market conditions, it will have at least 80% of its net assets invested in municipal obligations that, based on the opinion of counsel to the issuer, pay interest free from federal income tax. It is the Fund's present intention to invest its assets so that substantially all of its annual income will be tax-exempt. The Funds may invest in municipal obligations whose interest income may be specially treated as a tax preference item under the alternative minimum tax ("AMT"). Securities that generate income that is a tax preference item may not be counted towards the 80% tax exempt threshold described above. Tax-exempt income may result in an indirect tax preference item for corporations, which may subject an investor to liability under the AMT depending on its particular situation. Tax-Free Money Fund, however, will not invest more than 20% of its net assets in obligations the interest from which gives rise to a preference item for the purpose of the AMT and in other investments subject to federal income tax. Distributions from this Fund may be subject to state and local taxes.

Tax-Free Money Fund will not purchase a municipal obligations unless the Fund has been advised that the issuer's bond counsel has rendered an opinion that such obligations have been validly issued and that the interest thereon is exempt from federal income taxation. In addition, Tax-Free Money Fund will not purchase a municipal obligation that, in the opinion of INVESCO, is reasonably likely to be held not to be validly issued or to pay interest thereon which is not exempt from federal income taxation.

Municipal obligations purchased by a Fund must be rated by at least two NRSROs - generally S&P and Moody's - in the highest rating category (AAA or AA by S&P or Aaa or Aa by Moody's), or by one NRSRO in the highest rating category if such obligations are rated by only one NRSRO. Municipal notes or municipal commercial paper must be rated in the highest rating category by at least two NRSROs, or where the note or paper is rated only by one NRSRO, in the highest rating category by that NRSRO. If a security is unrated, a Fund may invest in such security if the Adviser determines, in an analysis similar to that performed by Moody's or S&P in rating similar securities and issuers, that the security is comparable to that eligible for investment by the Fund. After a Fund has purchased an issue of municipal obligations, such issue might cease to be rated or its rating might be reduced below the minimum required for purchase. If a security originally rated in the highest rating category by a NRSRO has been downgraded to the second highest rating category, INVESCO must assess promptly whether the security presents minimal credit risk and must take such action with respect to the security as it determines to be in the best interest of the Fund. If a security is downgraded below the second highest rating of an NRSRO, is in default, or no longer presents a minimal credit risk, the security must be disposed of either within five business days of INVESCO becoming aware of the new rating, the default or the credit risk, or as soon as practicable consistent with achieving an orderly disposition of the security, whichever is the first to occur, unless the executive committee of the Company's board of directors determines within the aforesaid five business days that holding the security is in the best interest of a Fund.

PORTFOLIO SECURITIES LOANS -- The Company, on behalf of each of the Funds, may lend limited amounts of its portfolio securities (not to exceed 33 1/3% of a Fund's total assets). Because there could be delays in recovery of loaned securities or even a loss of rights in collateral should the borrower fail financially, loans will be made only to firms deemed by INVESCO to be of good standing and will not be made unless, in the judgment of INVESCO, the consideration to be earned from such loans would justify the risk. INVESCO will evaluate the creditworthiness of such borrowers in accordance with procedures adopted and monitored by the board of directors. It is expected that the Company, on behalf of the applicable Fund, will use the cash portions of loan collateral to invest in short-term income producing securities for the Fund's account and that the Company may share some of the income from these investments with the borrower. See "Portfolio Securities Loans" at Appendix A to this SAI.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements and reverse repurchase agreements. (See Appendix A to this SAI for a discussion of these agreements and the risks involved with such transactions.) The Funds will enter into repurchase agreements and reverse repurchase agreements only with (i) banks which have total assets in excess of $4 billion and meet other criteria established by the board of directors and (ii) with registered broker-dealers or registered government securities dealers which have outstanding either commercial paper or other debt obligations rated in the highest rating category by at least two NRSROs or by one NRSRO if such obligations are rated by only one NRSRO. INVESCO Funds Group, Inc. ("INVESCO") as investment adviser of the Funds, will monitor the creditworthiness of such entities in accordance with procedures adopted and monitored by the board of directors. The Funds will enter into repurchase agreements whenever, in the opinion of INVESCO, such transactions would be advantageous to the Funds. Repurchase agreements afford an opportunity for the Funds to earn a return on temporarily available cash. The Funds will enter into reverse repurchase agreements only for the purpose of obtaining funds necessary for meeting redemption requests of shareholders. Interest earned by the Funds on repurchase agreements would not be tax-exempt, and thus would constitute taxable income.

TEMPORARY DEFENSIVE POSITION -- From time to time, on a temporary basis for defensive purposes, the Fund may also hold 100% of its assets in cash or invest in taxable short term investments ("taxable investments"), including obligations of the U.S. government, its agencies or instrumentalities; commercial paper limited to obligations which are rated by at least two NRSROs - generally S&P and Moody's - in the highest rating category (A-1 by S&P and P-1 by Moody's), or by one NRSRO if such obligations are rated by only one NRSRO; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks meeting the criteria described in the discussion above; time deposits; and repurchase agreements with respect to any of the foregoing with registered broker-dealers, registered government securities dealers or banks.

U.S. GOVERNMENT SECURITIES -- Each Fund may purchase debt securities issued by the U.S. government without limit. These securities include Treasury bills, notes and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of
Congress, such as Government National Mortgage Association ("GNMA") participation certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. A Fund will invest in securities of such instrumentalities only when INVESCO is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- Ordinarily, the Funds buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENT RESTRICTIONS

The Funds operate under certain investment restrictions. For purposes of the following restrictions, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from a Fund.

The following restrictions are fundamental and may not be changed without prior approval of a majority of the outstanding voting securities of a Fund, as defined in the 1940 Act. Each Fund, may not:

      1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, municipal securities or securities issued or guaranteed by domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

      2. except to the extent permitted under Rule 2a-7 of the 1940 Act, or any successor rule thereto, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

      3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933 (the "1933 Act"), as amended, in connection with the disposition of the Fund's portfolio securities;

      4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

      5. issue senior securities, except as permitted under the 1940 Act;

      6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

      7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

      8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

      9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

      A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

      B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

      C. The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

      D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

      E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.


In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

      Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity Bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer.

Following is a chart outlining some of the limitations pursuant to non-fundamental investment policies set by the board of directors. These non-fundamental policies may be changed by the board of directors without shareholder approval:

--------------------------------------------------------------------------------
INVESTMENT            CASH RESERVES      TAX-FREE MONEY    U.S. GOVERNMENT MONEY
--------------------------------------------------------------------------------
DEBT SECURITIES       At least 95% in
    Corporate Debt    the highest
                      short-term
                      rating category
--------------------------------------------------------------------------------
    U.S. Government   No Limit           Up to 20%,        No Limit
    Obligations                          including
                                         private
                                         activity bonds
                                         and other tax-
                                         able
--------------------------------------------------------------------------------
    Municipal                            At least 80%
    Obligations
--------------------------------------------------------------------------------
    Private Activity                     Up to 20%,
    Bonds and                            including U.S.
    taxable securities                   government
                                         obligations
--------------------------------------------------------------------------------
TEMPORARY TAXABLE                        Up to 100% for
                                         defensive
                                         purposes
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the Company's investment adviser. INVESCO was founded in 1932 and serves as investment adviser to:


      INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds,Inc.)
      INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO Flexible
        Funds, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.) INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc.)
      INVESCO Treasurer's Series Funds, Inc. (formerly, INVESCO Treasurer's
        Series Trust)
      INVESCO Variable Investment Funds, Inc.

As of _____________, 1999, INVESCO managed __ mutual funds having combined assets of $__ billion, on behalf of more than ____________ shareholders.

INVESCO is an indirect, wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world with approximately $291 billion in assets under management on September 30, 1999.


AMVESCAP PLC's North American subsidiaries include:

      INVESCO Retirement and Benefit Services, Inc. ("IRBS"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers and foreign governments.

      INVESCO Retirement Plan Services ("IRPS"), Atlanta, Georgia, a division of IRBS, provides recordkeeping and investment selection services to defined contribution plan sponsors of plans with between $2 million and $200 million in assets. Additionally, IRPS provides investment consulting services to institutions seeking to provide retirement plan products and services.

      Institutional Trust Company, doing business as INVESCO Trust Company ("ITC"), Denver, Colorado, a division of IRBS, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. This includes services such as recordkeeping, tax reporting and compliance. ITC acts as trustee or custodian to these plans. ITC accepts contributions and provides complete transfer agency functions: correspondence, sub-accounting, telephone communications and processing of distributions.

      INVESCO Capital Management, Inc., Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

      INVESCO Management & Research, Inc., Boston, Massachusetts, primarily manages pension and endowment accounts.

      PRIMCO Capital Management, Inc., Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.

      INVESCO Realty Advisors, Inc., Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

      INVESCO (NY), Inc., New York, is an investment adviser for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY further serves as investment adviser to several closed-end investment companies, and as sub-adviser with respect to certain commingled employee benefit trusts.

      A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

      A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies that offer variable life and variable annuity insurance products.

      A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M4YR, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment adviser to the Funds under an investment advisory agreement dated February 28, 1997 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-adviser, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

   o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

   o maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

   o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

   o providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the adviser or any sub-adviser;

   o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by a Fund; and

   o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

   o   administrative

   o   internal accounting (including computation of net asset value)

   o   clerical and statistical

   o   secretarial

   o all other services necessary or incidental to the administration of the affairs of the Funds

   o   supplying the Company with officers, clerical staff and other employees

   o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts

   o   conducting  periodic  compliance  reviews  of  the  Funds'   operations;
       preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including the prospectus, statement of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds)

   o   supplying basic telephone service and other utilities

   o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of 0.50% on the first $300 million of each Fund's average net assets, 0.40% on the next $200 million of each Fund's average net assets and 0.30% on each Fund's average net assets in excess of $500 million.


During the fiscal years ended May 31, 1999, 1998 and 1997, the Funds paid INVESCO advisory fees in the dollar amounts shown below. Since Cash Reserves Fund's [Class C] shares did not commence operations until January __, 2000, no advisory fee was paid with respect to [Class C] shares for that Fund for the period shown below. If applicable, the advisory fees were offset by credits in the amounts shown below, so that INVESCO's fees were not in excess of the expense limitations shown below, which have been voluntarily agreed to by the Company and INVESCO.

                        Advisory                Total Expense      Total Expense
                        Fee Dollars             Reimbursements     Limitations

Cash Reserves Fund - [Class II]
May 31, 1999            $3,157,241              $ 87,157            0.90%
May 31, 1998            $2,789,986              $140,835            0.90%
May 31, 1997            $2,978,520              $430,651            0.85%

Tax-Free Money Fund - [Class II]
May 31, 1999            $  246,764              $123,371            0.85%*
May 31, 1998            $  238,537              $144,423            0.75%
May 31, 1997            $  282,216              $143,085            0.75%

U.S. Government Money Fund - [Class II]
May 31, 1999            $  450,781              $195,925            0.85%
May 31, 1998            $  369,593              $187,969            0.85%
May 31, 1997            $  426,139              $172,695            0.85%


*0.75% prior to May 13, 1999.

ADMINISTRATIVE SERVICES AGREEMENT


INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated February 28, 1997 with the Company.


The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

   o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

   o such  sub-accounting,   recordkeeping,   and  administrative  services  and
     functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.015% of the average net assets of each Fund prior to May 13, 1999 and 0.045% per year of the average net assets of each Fund effective May 13, 1999.

TRANSFER AGENCY AGREEMENT


INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated February 28, 1997 with the Company.


The Transfer Agency Agreement provides that each Fund pays INVESCO an annual fee of $27.00 per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in each Fund at any time during each month.

FEES PAID TO INVESCO


For the fiscal years ended May 31, 1999, 1998 and 1997, the Funds' [Class II] shares paid the following fees to INVESCO (prior to the absorption of certain Fund expenses by INVESCO). Since Cash Reserves Fund's [Class C] shares did not commence operations until January __, 2000, no fees were paid with respect to Class C shares for that Fund for the periods shown below.

Cash Reserves Fund - [Class II]


Type of Fee                         1999              1998            1997
-----------                         ----              ----            ----
Advisory                            $3,157,241        $2,789,986      $2,978,520
Administrative Services                140,326           109,499         118,983
Transfer Agency                      3,167,337         2,779,935       2,995,219


Tax-Free Money Fund - [Class II]


Type of Fee                         1999              1998            1997
-----------                         ----              ----            ----
Advisory                            $  246,764        $  238,537      $  282,216
Administrative Services                 18,152            17,156          18,463
Transfer Agency                        138,487           151,577         174,207


U.S. Government Money Fund - [Class II]


Type of Fee                         1999              1998            1997
-----------                         ----              ----            ----
Advisory                            $  450,781        $  369,593      $  426,139
Administrative Services                 24,949            21,088          22,784
Transfer Agency                        363,724           303,712         339,383

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The board of directors has an audit committee comprised of four of the directors who are not affiliated with INVESCO (the "Independent Directors"). The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

The Company has a  management  liaison  committee  which  meets  quarterly  with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

The Company has a soft dollar brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds, and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors derivatives usage by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies on such instruments adopted by the Company's board of directors. It reports on these matters to the Company's board of directors.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

All of the officers and directors of the Company hold comparable positions with the following funds, which, with the Company, are collectively referred to as the "INVESCO Funds":

      INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.)
      INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO Flexible
           Funds, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.)


      INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc.) INVESCO Treasurer's Series Funds, Inc. (formerly, INVESCO Treasurer's
           Series Trust)
      INVESCO Variable Investment Funds, Inc.

The table below provides information about each of the Company's directors and officers. Their affiliations represent their principal occupations.




                            Position(s) Held          Principal
Name, Address, and Age      With Company              Occupation(s) During
                                                      Past Five Years


Charles W. Brady *+         Director and              Chairman of the Board
1315 Peachtree St., N.E.    Chairman of the Board     of INVESCO Global
Atlanta, Georgia                                      Health Sciences Fund;
Age:  64                                              Chief  Executive   Officer
                                                      and  Director  of AMVESCAP
                                                      PLC,  London,  England and
                                                      various   subsidiaries  of
                                                      AMVESCAP PLC.

Fred A. Deering +#          Director and Vice         Trustee of INVESCO Glo-
Security Life Center        Chairman of the Board     bal Health Sciences
1290 Broadway                                         Fund; formerly,
Denver, Colorado                                      Chairman of the
Age:  72                                              Executive   Committee  and
                                                      Chairman  of the  Board of
                                                      Security  Life  of  Denver
                                                      Insurance         Company;
                                                      Director  of ING American
                                                      Holdings Company and First
                                                      ING   Life    Insurance
                                                      Company of New York.


Mark H. Williamson *+       President, Chief          President, Chief Execu-
7800 E. Union Avenue        Executive Officer         tive Officer and
Denver, Colorado            and Director              Director of INVESCO
Age:  48                                              Funds     Group,     Inc.;
                                                      President, Chief Executive
                                                      Officer  and  Director  of
                                                      INVESCO      Distributors,
                                                      Inc.;  President,  Chief
                                                      Operating    Officer   and
                                                      Trustee of INVESCO  Global
                                                      Health    Sciences   Fund;
                                                      formerly,   Chairman   and
                                                      Chief Executive  Officer
                                                      of NationsBanc  Advisors,
                                                      Inc.;  formerly,  Chairman
                                                      of             NationsBanc
                                                      Investments, Inc.

                            Position(s) Held          Principal
Name, Address, and Age      With Company              Occupation(s) During
                                                      Past Five Years

Victor L. Andrews, Ph.D.    Director                  Professor Emeritus,
**!                                                   Chairman Emeritus and
34 Seawatch Drive                                     Chairman of the CFO
Savannah, Georgia                                     Roundtable of the
Age:  69                                              Department of Finance of
                                                      Georgia State University;
                                                      President, Andrews Finan-
                                                      cial Associates, Inc.(con-
                                                      sulting  firm);  formerly,
                                                      member of the faculties of
                                                      the    Harvard    Business
                                                      School   and   the   Sloan
                                                      School  of  Management  of
                                                      MIT;   Director   of   The
                                                      Sheffield Funds, Inc.


Bob R. Baker +**            Director                  President and Chief
AMC Cancer Research                                   Executive Officer of
Center                                                AMC Cancer Research
1600 Pierce Street                                    Center, Denver,
Denver, Colorado                                      Colorado,   since  January
Age:  63                                              1989;  until  mid-December
                                                      1988, Vice Chairman of the
                                                      Board  of  First  Columbia
                                                      Financial     Corporation,
                                                      Englewood,       Colorado;
                                                      formerly, Chairman of the
                                                      Board and Chief  Executive
                                                      Officer of First  Columbia
                                                      Financial Corporation.


Lawrence H. Budner # @      Director                  Trust Consultant;
7608 Glen Albens Circle                               prior to June 30,
Dallas, Texas                                         1987, Senior Vice
Age:  69                                              President and Senior
                                                      Trust Officer of
                                                      InterFirst Bank,
                                                      Dallas, Texas.

                            Position(s) Held          Principal
Name, Address, and Age      With Company              Occupation(s) During
                                                      Past Five Years


Wendy L. Gramm, Ph.D.**!    Director                  Self-employed (since
4201 Yuma Street, N.W.                                1993); Professor of
Washington, DC                                        Economics and Public
Age: 55                                               Administration,
                                                      University   of  Texas  at
                                                      Arlington;    formerly,
                                                      Chairman,    Commodity
                                                      Futures            Trading
                                                      Commission; Administrator
                                                      for     Information    and
                                                      Regulatory  Affairs at the
                                                      Office of  Management  and
                                                      Budget;   Executive Direc-
                                                      tor  of  the  Presidential
                                                      Task  Force on  Regulatory
                                                      Relief;  and  Director  of
                                                      the Federal Trade Commis-
                                                      sion's  Bureau of Econom-
                                                      ics;  also,   Director  of
                                                      Chicago         Mercantile
                                                      Exchange,   Enron Corpora-
                                                      tion,  IBP,  Inc.,   State
                                                      Farm  Insurance   Company,
                                                      Independent    Women's
                                                      Forum,       International
                                                      Republic  Institute,   and
                                                      the  Republican  Women's
                                                      Federal    Forum.    Also,
                                                      Member    of    Board   of
                                                      Visitors,    College    of
                                                      Business  Administration,
                                                      University  of  Iowa,  and
                                                      Member    of    Board   of
                                                      Visitors, Center for Study
                                                      of Public  Choice,  George
                                                      Mason University.

                            Position(s) Held          Principal
Name, Address, and Age      With Company              Occupation(s) During
                                                      Past Five Years


Kenneth T. King +#@         Director                  Retired. Formerly,
4080 North Circulo                                    Chairman of the Board
  Manzanillo                                          of The Capitol Life
Tucson, Arizona                                       Insurance Company,
Age:  74                                              Providence      Washington
                                                      Insurance    Company   and
                                                      Director of numerous  U.S.
                                                      subsidiaries   thereof;
                                                      formerly,  Chairman of the
                                                      Board  of  The  Providence
                                                      Capitol  Companies  in the
                                                      United     Kingdom     and
                                                      Guernsey;  Chairman of the
                                                      Board   of   the   Symbion
                                                      Corporation until 1987.

John W. McIntyre + #@      Director                   Retired. Formerly,
7 Piedmont Center                                     Vice Chairman of the
Suite 100                                             Board of Directors of
Atlanta, Georgio                                      the Citizens and
Age:  69                                              Southern  Corporation  and
                                                      Chairman  of the Board and
                                                      Chief  Executive  Officer
                                                      of   the    Citizens   and
                                                      Southern Georgia Corp. and
                                                      the  Citizens and Southern
                                                      National Bank;  Trustee of
                                                      INVESCO   Global  Health
                                                      Sciences   Fund,    Gables
                                                      Residential         Trust,
                                                      Employee's      Retirement
                                                      System   of   GA,    Emory
                                                      University  and J.M.  Tull
                                                      Charitable     Foundation;
                                                      Director  of Kaiser Foun-
                                                      dation   Health  Plans  of
                                                      Georgia, Inc.

                            Position(s) Held          Principal
Name, Address, and Age      With Company              Occupation(s) During
                                                      Past Five Years

Larry Soll, Ph.D.!**        Director                  Retired.  Formerly,
345 Poorman Road Boulder,                             Chairman of the Board
Boulder, Colorado                                     (1987 to 1994), Chief
Age:  57                                              Executive Officer (1982 to
                                                      1989 and 1993 to 1994) and
                                                      President (1982 to 1989)
                                                      of Synergen Inc.; Director
                                                      of     Synergen      since
                                                      incorporation  in  1982;
                                                      Director      of      Isis
                                                      Pharmaceuticals,     Inc.;
                                                      Trustee of INVESCO Global
                                                      Health Sciences Fund.


Glen A. Payne               Secretary                 Senior Vice President,
7800 E. Union Avenue                                  General Counsel and
Denver, Colorado                                      Secretary of INVESCO
Age:  52                                              Funds Group,  Inc.; Senior
                                                      Vice President,  Secretary
                                                      and  General   Counsel  of
                                                      INVESCO      Distributors,
                                                      Inc.;  Secretary,  INVESCO
                                                      Global   Health   Sciences
                                                      Fund;  formerly,   General
                                                      Counsel of  INVESCO  Trust
                                                      Company   (1989 to 1998);
                                                      formerly,  employee  of  a
                                                      U.S.  regulatory  agency,
                                                      Washington,  D.C. (1973 to
                                                      1989).

                            Position(s) Held          Principal
Name, Address, and Age      With Company              Occupation(s) During
                                                      Past Five Years


Ronald L. Grooms            Chief Accounting          Senior Vice President,
7800 E. Union Avenue        Officer, Chief Finan-     Treasurer and Director
Denver, Colorado            cial Officer and          of INVESCO Funds
Age:  53                    Treasurer                 Group, Inc.; Senior
                                                      Vice President,
                                                      Treasurer and Direc-
                                                      tor of INVESCO
                                                      Distributors, Inc.;
                                                      Treasurer, Principal
                                                      Financial and
                                                      Accounting Officer of
                                                      INVESCO Global Health
                                                      Sciences Fund;
                                                      formerly, Senior Vice
                                                      President and
                                                      Treasurer of INVESCO
                                                      Trust Company (1988 to
                                                      1998).

William J. Galvin, Jr.      Assistant Secretary       Senior Vice President
7800 E. Union Avenue                                  and Assistant
Denver, Colorado                                      Secretary of INVESCO
Age:  43                                              Funds Group, Inc.;
                                                      Senior Vice President
                                                      and Assistant
                                                      Secretary of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Trust
                                                      Officer of INVESCO
                                                      Trust Company (1995 to
                                                      1998).


Pamela J. Piro              Assistant Treasurer       Vice President and
7800 E. Union Avenue                                  Assistant Treasurer
Denver, Colorado                                      of INVESCO Funds
Age:  39                                              Group, Inc.; Assistant
                                                      Treasurer of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Assistant
                                                      Vice President (1996
                                                      to 1997), Director -
                                                      Portfolio Accounting
                                                      (1994 to 1996),
                                                      Portfolio Accounting
                                                      Manager (1993 to 1994)
                                                      and Assistant
                                                      Accounting Manager
                                                      (1990 to 1993).

                            Position(s) Held          Principal
Name, Address, and Age      With Company              Occupation(s) During
                                                      Past Five Years


Alan I. Watson              Assistant Secretary       Vice President of
7800 E. Union Avenue                                  INVESCO Funds Group,
Denver, Colorado                                      Inc.; formerly, Trust
Age:  58                                              Officer of INVESCO
                                                      Trust Company.



Judy P. Wiese               Assistant Secretary       Vice President and
7800 E. Union Avenue                                  Assistant Secretary
Denver, Colorado                                      of INVESCO Funds
Age:  51                                              Group,   Inc.;   Assistant
                                                      Secretary    of    INVESCO
                                                      Distributors,        Inc.;
                                                      formerly, Trust Officer of
                                                      INVESCO Trust Company.

#     Member of the audit committee of the Company.

+     Member of the  executive  committee  of the  Company.  On  occasion,  the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

* These directors are "interested persons" of the Company as defined in the 1940 Act.

**    Member of the management liaison committee of the Company.

@     Member of the soft dollar brokerage committee of the Company.

!     Member of the derivatives committee of the Company.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended May 31, 1999.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors or trustees for services rendered in their capacities as directors or trustees during the year ended December 31, 1998. As of December 31, 1998, there were 53 funds in the INVESCO Complex.

-------------------------------------------------------------------------------------------------------------------
Name of Person           Aggregate Compen-        Benefits Accrued As      Estimated Annual    Total Compsenation
and Position             sation From Company(1)   Part of Company          Benefits Upon       From INVESCO Complex
                                                  Expenses(2)              Retirement(3)       Paid to Directors(6)
-------------------------------------------------------------------------------------------------------------------
Fred A. Deering, Vice    $4,671                   $3,014                   $2,036              $103,700
Chairman of the Board
-------------------------------------------------------------------------------------------------------------------
Victor L. Andrews         4,345                    2,883                    2,244                80,350
-------------------------------------------------------------------------------------------------------------------
Bob R. Baker              4,423                    2,574                    3,007                84,000
-------------------------------------------------------------------------------------------------------------------
Lawrence H. Budner        4,330                    2,883                    2,244                79,350
-------------------------------------------------------------------------------------------------------------------
Daniel D. Chabris(4)      2,752                    2,946                    1,846                70,000
-------------------------------------------------------------------------------------------------------------------
Wendy L. Gramm            4,280                        0                        0                79,000
-------------------------------------------------------------------------------------------------------------------
Kenneth T. King           4,573                    3,076                    1,846                77,050
-------------------------------------------------------------------------------------------------------------------
John W. McIntyre          4,555                        0                        0                98,500
-------------------------------------------------------------------------------------------------------------------
Larry Soll                4,280                        0                        0                96,000
-------------------------------------------------------------------------------------------------------------------
Total                   $38,209                  $17,376                  $13,233              $767,950
-------------------------------------------------------------------------------------------------------------------
% of Net Assets      0.0039%(5)               0.0018%(5)                                     0.0035%(6)
-------------------------------------------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairmen of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2)  Represents  estimated  benefits  accrued  with  respect to the Defined
Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.


(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO
Funds. These estimated benefits assume retirement at age 72 and that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Funds, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are further from retirement. With the exception of Drs. Soll and Gramm, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan. Although Mr.
McIntyre  became  eligible  to  participate  in  the  Defined  Benefit  Deferred
Compensation Plan as of November 1, 1998, he will not be included in the calculation of retirement benefits until November 1, 1999.

(4) Mr. Chabris retired as a director of the Company on September 30, 1998.

(5) Totals as a percentage of the Company's net assets as of May 31, 1999.

(6) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 1998.

Messrs. Brady and Williamson, as "interested persons" of the Company and the other INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the mutual funds in the INVESCO Funds have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the Independent
Directors of the funds. Under this Plan, each director who is not an interested person of the funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive, upon termination of service as a director (normally, at the retirement age of 72 or the retirement age of 73 or 74, if the retirement date is extended by the boards for one or two years, but less than three years), continuation of payment for one year (the "First Year Retirement Benefit") of the annual basic retainer and annualized board meeting fees payable by the funds to the Qualified Director at the time of his/her retirement (the "Basic Benefit"). Commencing with any such director's second year of retirement, and commencing with the first year of retirement of a director whose retirement has been extended by the board for three years, a Qualified Director shall receive quarterly payments at an annual rate equal to 50% of the Basic Benefit. These payments will continue for the remainder of the Qualified Director's life or ten years, whichever is longer
(the "Reduced Benefit Payments"). If a Qualified Director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the First Year Retirement Benefit and Reduced Benefit Payments will be made to him/her or to his/her beneficiary or estate. If a Qualified Director becomes disabled or dies either prior to age 72 or during his/her 74th year while still a director of the funds, the director will not be entitled to receive the First
Year Retirement Benefit; however, the Reduced Benefit Payments will be made to his/her beneficiary or estate. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under the Plan to Mr. Chabris as of October 1, 1998. The
Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers. A similar plan has been adopted by INVESCO Global Health Sciences Fund's board of trustees. All trustees of INVESCO Global Health Sciences Fund are also directors of the INVESCO Funds.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO
Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds, except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each Independent
Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent
Directors may own either directly or beneficially.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


As of October 31, 1999, no persons owned more than 5% of the outstanding shares of the Funds.

As of November 10, 1999, officers and directors of the Company, as a group, beneficially owned less than 3% of any Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Funds. IDI receives no compensation and bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Fund's shares, except for such distribution expenses as are paid out of Fund assets under the Company's Master Distribution Plan which has been adopted by Cash Reserves Fund - [Class C] pursuant to Rule 12b-1 under the
1940 Act.

The Company has adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the [Class C] shares of Cash Reserves Fund (the "[Class
C] Plan"). Under the [Class C] Plan, [Class C] shares of the Fund pays compensation to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to [Class C] shares for the purpose of financing any activity which is primarily intended to result in the sale of [Class C] shares.
The [Class C] Plan is designed to compensate IDI, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own [Class C] shares of the Fund. Payments can also be directed by IDI to selected institutions who have entered into service agreements with respect to [Class C] shares of the Cash Reserves Fund and who provide continuing personal services to their customers who own such [Class C] shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net assets value of Fund shares that are held in such institution's customers' accounts. Activities appropriate for financing under the [Class C] Plan include, but are not limited to, the following:
printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the [Class C] Plan.

Of the aggregate  amount  payable under the [Class C] Plan,  payments to dealers and other financial  institutions that provide continuing  personal  shareholder services  to their  customers  who  purchase  and own  [Class  C] shares of Cash
Reserves  Fund, in amounts of up to 0.25% of the average daily net assets of the
[Class C] shares of the Fund  attributable  to the  customers of such dealers or financial  institutions  are  characterized  as a service  fee,  and payments to dealers and other  financial  institutions in excess of such amount and payments to IDI would be  characterized  as an asset-based  sales charge  pursuant to the
[Class C] Plan.  Payments  pursuant  to the  [Class C] Plan are  subject  to any
applicable   limitations  imposed  by  rules  of  the  National  Association  of
Securities Dealers,  Inc. ("NASD").  The [Class C] Plan conforms to rules of the
NASD by limiting  payments made to dealers and other financial  institutions who provide continuing personal shareholder services to their customers who purchase and own  [Class C] shares of the Cash  Reserves  Fund to no more than  0.25% per annum of the  average  daily  net  assets  of the  [Class  C] shares of the Fund attributable to the customers of such dealers or financial institutions,  and by imposing a cap on the total sales charges,  including asset-based sales charges, that may be paid by the Fund.

IDI may pay sales  commissions  to dealers and  institutions  who sell [Class C]
shares of Cash Reserves Fund at the time of such sales. Payments with respect to
[Class C] shares will equal 1.00% of the purchase  price of the [Class C] shares sold by the dealer or  institution,  and will consist of a sales  commission  of
0.75% of the  purchase  price of [Class C] shares  sold plus an  advance  of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments  received  by it  relating  to [Class C] shares for the first  thirteen months  after they are  purchased.  The portion of the payments to IDI under the
[Class C] Plan attributable to [Class C] shares which constitutes an asset-based sales  charge  (0.75%) is  intended in part to permit IDI to recoup a portion of on-going sales  commissions to dealers plus financing  costs,  if any. After the first  thirteen  months,  IDI will make such  payments  quarterly to dealers and institutions  based on the average net asset value of [Class C] shares which are
attributable  to  shareholders   for  whom  the  dealers  and  institutions  are
designated as dealers of record.

A significant  expenditure under the [Class C] Plan is compensation paid to securities companies and other financial  institutions and organizations,  which
may  include   INVESCO-affiliated   companies,   in  order  to  obtain   various
distribution-related and/or administrative services for Cash Reserves Fund. Cash
Reserves  Fund is  authorized by the [Class C] Plan to use its assets to finance the payments  made to obtain  those  services.  Payments  will be made by IDI to broker-dealers  who sell shares of Cash  Reserves Fund and may be made to banks, savings and loan  associations and other depository  institutions.  Although the
Glass-Steagall Act limits the ability of certain banks to act as underwriters of mutual fund shares, INVESCO does not believe that these limitations would affect the ability of such banks to enter into  arrangements  with IDI, but can give no assurance in this regard.  However, to the extent it is determined  otherwise in the future,  arrangements  with banks  might have to be modified or  terminated, and, in that case,  the size of the Fund possibly  could  decrease to the extent that the banks would no longer invest customer  assets in the Fund.  Neither the
Company nor its  investment  adviser will give any  preference to banks or other depository  institutions  which  enter  into such  arrangements  when  selecting investments to be


made by Cash Reserves Fund. Financial institutions and any other person entitled
to  receive   compensation  for  selling  Fund  shares  may  receive   different
compensation for selling shares of one particular class over another.

Since Cash Reserves Fund's [Class C] shares did not commence operations until January __, 2000, no payments were made to IDI under the [Class C] Plan for the fiscal year ended May 31, 1999.

The services which are provided by securities dealers and other organizations may vary by dealer but include, among other things, processing new shareholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning
Cash Reserves Fund, and assisting in other customer transactions with the Fund.

The [Class C] Plan provides that it shall continue in effect with respect to the Fund as long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Directors. The [Class C] Plan can also be terminated at any time by Cash Reserves Fund, without penalty, if a majority of the Independent
Directors, or shareholders of the relevant class of shares of the Fund, vote to terminate the [Class C] Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of Cash Reserves Fund, the investment climate for the Fund, general market conditions, and the volume of sales and redemptions of the Fund's shares. The
[Class C] Plan may  continue in effect and payments may be made under the [Class
C] Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Company is not contractually obligated to continue the [Class C] Plan for any particular period of time. Suspension of the offering of Cash Reserves Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the [Class C] Plan is in effect, the selection and nomination of persons to serve as Independent Directors of the Company shall be committed to the Independent Directors then in office at the time of such selection or nomination. The [Class C] Plan may not be amended to increase the amount of Cash
Reserves Fund's payments under the [Class C] Plan without approval of the shareholders of that Fund, and all material amendments to the [Class C] Plan must be approved by the board of directors of the Company, including a majority of the Independent Directors. Under the agreement implementing the [Class C]
Plan, IDI or Cash Reserves Fund, the latter by vote of a majority of the Independent Directors, or a majority of the holders of the relevant class of the Fund's outstanding voting securities, may terminate such agreement without penalty upon 30 days' written notice to the other party. No further payments will be made by Cash Reserves Fund under the [Class C] Plan in the event of its termination.

To the extent that the [Class C] Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, Cash Reserves Fund's obligation to make payments to IDI shall terminate automatically, in the event of such "assignment." In this event, Cash Reserves


Fund may continue to make payments pursuant to the [Class C] Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by the Fund under the [Class C] Plan. Such new arrangements must be approved by the directors, including a majority of the Independent Directors, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with IDI. On a quarterly basis, the directors review information about the distribution services that have been provided to Cash Reserves Fund and the 12b-1 fees paid for such services. On an annual basis, the directors consider whether the [Class C] Plan should be continued and, if so, whether any amendment to the [Class C] Plan, including changes in the amount of 12b-1 fees paid by Cash Reserves Fund, should be made.

The only Company directors and interested persons, as that term is defined in Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the [Class C] Plan are the officers and directors of the Company who are also officers either of IDI or other companies affiliated with IDI. The benefits which the Company believes will be reasonably likely to flow to Cash Reserves Fund and its shareholders under the [Class C] Plan include the following:

      o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Fund;

      o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Fund in amounts and at times that are disadvantageous for investment purposes; and

      o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g., exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of the [Class C] Plan.

The positive effect which increased Fund assets will have on INVESCO's revenues could allow INVESCO and its affiliated companies:

      o To have greater resources to make the financial commitments necessary to improve the quality and level of the Fund's shareholder services (in both systems and personnel);

      o To increase the number and type of mutual funds available to investors from INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

      o To acquire and retain talented employees who desire to be associated with a growing organization.



OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers   LLP,  950  Seventeenth  Street,   Suite  2500,  Denver,
Colorado,  are the  independent  accountants  of the  Company.  The  independent accountants are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.


TRANSFER AGENT

INVESCO, 7800 E. Union Avenue, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of  Kirkpatrick & Lockhart LLP, 1800  Massachusetts  Avenue,  N.W., 2nd
Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver,
Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment  adviser to the Funds,  INVESCO places orders for the purchase and sale of  securities  with  broker-dealers  based upon an  evaluation  of the
financial   responsibility  of  the   broker-dealers  and  the  ability  of  the
broker-dealers to effect transactions at the best available prices.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

Because the securities that the Funds invest in are generally traded on a principal basis, it is unusual for a Fund to pay any brokerage commissions. The
Funds paid no brokerage commissions for the fiscal years ended May 31, 1999, 1998 and 1997. For the fiscal year ended May 31, 1999, brokers providing research services received $0 in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $0. Commissions totaling $0 were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal year ended May 31, 1999.

At May 31, 1999, each Fund held debt securities of its regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
              Fund                Broker or Dealer          Value of Securities
                                                            at May 31, 1999
--------------------------------------------------------------------------------
Cash Reserves                     Heller Financial          $45,000,000.00
--------------------------------------------------------------------------------
                                  American Express Credit   $43,000,000.00
--------------------------------------------------------------------------------
                                  General Electric          $43,000,000.00
                                  Company
--------------------------------------------------------------------------------
                                  Associates Corp of        $40,000,000.00
                                  North America
--------------------------------------------------------------------------------
                                  Ford Motor Credit         $40,000,000.00
--------------------------------------------------------------------------------
                                  Morgan Stanley Dean       $39,994,654.31
                                  Witter
--------------------------------------------------------------------------------
                                  Household Finance         $38,000,000.00
--------------------------------------------------------------------------------
                                  General Motors            $31,822,934.33
                                  Acceptance
--------------------------------------------------------------------------------
                                  Merrill Lynch             $19,973,171.93
--------------------------------------------------------------------------------
                                  State Street Bank and     $ 2,940,000.00
                                  Trust
--------------------------------------------------------------------------------
Tax-Free Money                    General Electric          $ 2,200,000.00
                                  Capital
--------------------------------------------------------------------------------
U.S. Government Money             State Street Bank and     $13,205,000.00
                                  Trust
--------------------------------------------------------------------------------


Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker or dealer that executes transactions for the Funds.

CAPITAL STOCK


The Company is authorized to issue up to ten billion shares of common stock with a par value of $0.01 per share. As of October 31, 1999, the following shares of each Fund were outstanding:

      Cash Reserves Fund - [Class II]             781,561,951
      Cash Reserves Fund - [Class C]                        0
      Tax-Free Money Fund - [Class II]             39,621,232
      U.S. Government Money Fund - [Class II]      87,618,544


A share of each class of a Fund represents an identical interest in that Fund's investment portfolio and has the same rights, privileges and preferences.
However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes. Each share of a Fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on [Class II and Class C] shares will differ. All shares of each Fund are of one class with equal rights as to voting, dividends and liquidation. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company  have equal  voting  rights based on one vote for each share owned.  The Company is not generally  required and does not expect to hold regular annual  meetings of  shareholders.  However,  when requested to do so in writing by the holders of 10% or more of the  outstanding  shares of the Company or  as  may  be  required  by  applicable  law  or  the  Company's  Articles  of
Incorporation,   the  board  of  directors   will  call   special   meetings  of
shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors.


Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income. As a result of this policy and the Funds' qualifications as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income, it will be subject to income and excise tax on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to corporate tax on its net investment income at the corporate tax rates.

Tax-Free Money Fund intends to qualify to pay "exempt-interest dividends" to its shareholders. The Fund will qualify if at least 50% of the value of its total assets are invested in municipal securities at the end of each quarter of the Fund's fiscal year. The exempt interest portion of the monthly income dividend may be based on the ratio of that Fund's tax-exempt income to taxable income for the entire fiscal year. The ratio is calculated and reported to shareholders at the end of each fiscal year of the Fund. The tax-exempt portion of any particular dividend may be based on the tax-exempt portion of all distributions for the year, rather than on the tax-exempt portion of that particular dividend.
A corporation includes exempt-interest dividends in calculating its alternative minimum taxable income in situations where the adjusted current earnings of the corporation exceed its alternative minimum taxable income.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds or industrial development bonds should consult their tax advisers before purchasing shares of the Tax-Exempt Fund because, for users of certain of these facilities, the interest on such bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

The Funds' investment objectives and policies, including their policy of attempting to maintain a net asset value of $1.00 per share, make it unlikely that any capital gains will be paid to investors. However, each Fund cannot guarantee that such a net asset value will be maintained. Accordingly, a shareholder may realize a capital gain or loss upon redemption of shares of a Fund. Capital gain or loss on shares held for one year or less is classified as short-term capital gain or loss while capital gain or loss on shares held for more than one year is classified as long-term capital gain or loss. Any loss realized on the redemption of fund shares held for six months or less is nondeductible to the extent of any exempt-interest dividends paid with respect to such shares. Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state and local taxes. Dividends will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total returns for one-, five-, and ten-year periods (or since inception). Total return figures show the rate of return on a $10,000 investment in a Fund, assuming reinvestment of all dividends for the periods cited.

Cumulative total return shows the actual rate of return on an investment for the period  cited;  average  annual  total  return  represents  the  average  annual percentage  change in the value of an  investment.  Both  cumulative and average annual total returns tend to "smooth out"  fluctuations  in a Fund's  investment results, because they do not show the interim variations in performance over the
periods  cited.   More  information  about  the  Funds'  recent  and  historical performance is contained in the Company's Annual Report to Shareholders. You can
get a free copy by calling or writing to INVESCO using the  telephone  number or address on the back cover of the Funds' Prospectuses.

We may also advertise a Fund's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.
The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. For the seven days ended May 31, 1999, Cash
Reserves Fund's current and effective yields were 4.00% and 4.08%, respectively;
Tax-Free Money Fund's current and effective yields were 2.61% and 2.64%, respectively; and U.S. Government Money Fund's current and effective yields were 4.00% and 4.08%, respectively.

When we quote mutual fund  rankings  published by Lipper Inc.,  we may compare a
Fund to others in its appropriate  Lipper  category,  as well as the broad-based
Lipper general fund groupings. These rankings allow you to compare a Fund to its
peers.   Other  independent   financial  media  also  produce   performance-  or
service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.


Average annual total return performance for the one-, five-, and ten-year periods (or since inception) ended May 31, 1999 was:


Name of Fund                               1 Year          5 Year        10 Year
------------                               ------          ------        -------

Cash Reserves Fund - [Class II]            4.45%           4.74%         4.87%
Tax-Free Money Fund - [Class II]           2.63%           2.90%         3.19%
U.S. Government Money Fund - [Class II]    4.36%           4.65%         4.07%*

* Inception date of April 26, 1991

Average annual total return performance is not provided for Cash Reserves Fund's
[Class C] shares since it did not commence  operations  until  January __, 2000.
Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                         P(1 + T)n = ERV

where:      P = a hypothetical initial payment of $10,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In  conjunction  with  performance  reports,  comparative  data between a Fund's performance for a given period and other types of investment vehicles, including
certificates  of  deposit,   may  be  provided  to  prospective   investors  and
shareholders.

In conjunction with performance reports and/or analyses of shareholder  services for a Fund,  comparative data between that Fund's performance for a given period and  recognized  indices  of  investment  results  for the same  period,  and/or
assessments  of  the  quality  of  shareholder   service,  may  be  provided  to
shareholders. Such indices include indices provided by Dow Jones & Company, S&P,
Lipper  Inc.,  Lehman  Brothers,  National  Association  of  Securities  Dealers
Automated Quotations,  Frank Russell Company,  Value Line Investment Survey, the
American  Stock  Exchange,   Morgan  Stanley  Capital  International,   Wilshire
Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the
Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators.  In addition,  rankings,  ratings,  and  comparisons  of  investment performance  and/or  assessments of the quality of  shareholder  service made by
independent  sources  may  be  used  in  advertisements,   sales  literature  or
shareholder  reports,  including reprints of, or selections from,  editorials or articles  about  the  Fund.  These  sources  utilize  information  compiled  (i)
internally;  (ii) by  Lipper  Inc.;  or  (iii) by  other  recognized  analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in  performance  reports  will be drawn from the Money  Market Funds mutual fund groupings for Cash Reserves Fund, the Tax-Exempt Money Market Funds mutual fund groupings for Tax-Free Money Fund, and the U.S. Government Money
Market Funds mutual fund grouping for U.S. Government Money Fund, in addition to the broad-based Lipper general fund groupings:

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
BANXQUOTE
BARRON'S
BUSINESS WEEK
CDA INVESTMENT TECHNOLOGIES
CNBC
CNN
CONSUMER DIGEST
FINANCIAL TIMES
FINANCIAL WORLD
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTMENT COMPANY DATA, INC.
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
MONEY
MORNINGSTAR
MUTUAL FUND FORECASTER
NO-LOAD ANALYST
NO-LOAD FUND X
PERSONAL INVESTOR
SMART MONEY
THE NEW YORK TIMES
THE NO-LOAD FUND INVESTOR
U.S. NEWS AND WORLD REPORT
UNITED MUTUAL FUND SELECTOR
USA TODAY
THE WALL STREET JOURNAL
WIESENBERGER INVESTMENT COMPANIES SERVICES
WORKING WOMAN
WORTH

FINANCIAL STATEMENTS

The financial statements for the Company for the fiscal year ended May 31, 1999 are incorporated herein by reference from the Company's Annual Report to Shareholders dated May 31, 1999.


                                   APPENDIX A

Some of the terms used in the Statement of Additional Information are described below.

BANK OBLIGATIONS include certificates of deposit which are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated interest rate.

BANKERS' ACCEPTANCES are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

BOND ANTICIPATION NOTES normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the Notes.

BONDS:  MUNICIPAL  BONDS may be issued to raise money for  various  public purposes  -- like  constructing  public  facilities  and making  loans to public institutions.  Certain types of municipal bonds,  such as certain project notes, are backed by the full faith and credit of the United  States.  Certain types of municipal bonds are issued to obtain funding for privately operated  facilities.
The two principal  classifications  of municipal bonds are "general  obligation"
and "revenue" bonds.  General obligation bonds are backed by the taxing power of the issuing  municipality  and are considered the safest type of municipal bond.
Issuers of general obligation bonds include states, counties,  cities, towns and regional  districts.  The proceeds of these  obligations are used to fund a wide range of public projects  including the  construction or improvement of schools, highways  and  roads,  water and sewer  systems  and a variety  of other  public purposes.  The basic security of general obligation bonds is the issuer's pledge of its  faith,  credit,  and  taxing  power for the  payment  of  principal  and interest. Revenue bonds are backed by the net revenues derived from a particular facility or group of facilities of a  municipality  or, in some cases,  from the proceeds of a special  excise or other  specific  revenue  source.  Although the principal  security  behind these bonds varies widely,  many provide  additional security in the form of a debt  service  reserve  fund whose  monies may also be used to make  principal  and  interest  payments  on the  issuer's  obligations.
Industrial  development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore  investments in these
bonds  have  more  potential  risk.   Although  nominally  issued  by  municipal
authorities,  industrial  development revenue bonds are generally not secured by the taxing  power of the  municipality  but are  secured by the  revenues of the authority derived from payments by the industrial user.

COMMERCIAL PAPER consists of short-term (usually one to 180 days) unsecured promissory notes issued by corporations in order to finance their current operations.

CORPORATE DEBT OBLIGATIONS are bonds and notes issued by corporations and other business organizations, including business trusts, in order to finance their long-term credit needs.

MONEY  MARKET  refers  to  the   marketplace   composed  of  the  financial
institutions  which  handle  the  purchase  and  sale  of  liquid,   short-term,
high-grade  debt  instruments.  The  money  market is not a single  entity,  but consists of numerous separate markets, each of which deals in a different type of short-term debt instrument. These include U.S. government securities, commercial paper, certificates of deposit and bankers' acceptances, which are generally referred to as money market instruments.

PORTFOLIO SECURITIES LOANS: The Company, on behalf of each of the Funds, may lend limited amounts of its portfolio securities (not to exceed 33 1/3% of a particular Fund's total assets). Management of the Company understands that it is the current view of the staff of the SEC that the Funds are permitted to engage in loan transactions only if the following conditions are met: (1) the applicable Fund must receive 100% collateral in the form of cash or cash equivalents, e.g., U.S. Treasury bills or notes, from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities (determined on a daily basis) rises above the level of the collateral; (3) the Company must be able to terminate the loan after notice; (4) the applicable Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and any increase in market value;
(5) the applicable Fund may pay only reasonable custodian fees in connection with the loan; (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Company must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Company to vote proxies.
Excluding items (1) and (2), these practices may be amended from time to time as regulatory provisions permit.

REPURCHASE AGREEMENTS: A repurchase agreement is a transaction in which a Fund purchases a security and simultaneously commits to sell the security to the seller at an agreed upon price and date (usually not more than seven days) after the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund's risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. In the opinion of management this risk is not material; if the seller defaults, the underlying security constitutes collateral for the seller's obligations to pay. This collateral will be held by the custodian for the Company's assets. However, in the absence of compelling legal precedents in this area, there can be no assurance that the Company will be able to maintain its rights to such collateral upon default of the issuer of the repurchase agreement. To the extent that the proceeds from a sale upon a default in the obligation to repurchase are less than the repurchase price, the particular Fund would suffer a loss.

REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue
Sharing Program.

REVERSE REPURCHASE AGREEMENTS are transactions where a Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. The use of reverse repurchase agreements will create leverage, which is speculative. Reverse repurchase agreements are borrowings subject to the Funds' investment restrictions applicable to that activity. The
Company will enter into reverse repurchase agreements solely for the purpose of obtaining funds necessary for meeting redemption requests. The proceeds received from a reverse repurchase agreement will not be used to purchase securities for investment purposes.


SHORT-TERM DISCOUNT NOTES (tax-exempt commercial paper) are promissory notes issued by municipalities to supplement their cash flow. The ratings A-1 and P-1 are the highest commercial paper ratings assigned by S&P and Moody's, respectively.

TAX   ANTICIPATION   NOTES  are  to  finance   working   capital  needs  of
municipalities  and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes.

TIME  DEPOSITS  are  non-negotiable   deposits   maintained  in  a  banking
institution  for a  specified  period of time at a stated  interest  rate.  Time deposits which may be held by the Funds will not benefit from insurance from the
Federal Deposit Insurance Corporation.

U.S. GOVERNMENT SECURITIES are debt securities (including bills, notes, and bonds) issued by the U.S. Treasury or issued by an agency or instrumentality of the U.S. government which is established under the authority of an Act of Congress. Such agencies or instrumentalities include, but are not limited to, Fannie Mae, Ginnie Mae (also known as Government National Mortgage Association), the Federal Farm Credit Bank, and the Federal Home Loan Banks. Although all obligations of agencies, authorities and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations may be backed directly or indirectly by the U.S. government. This support can range from the backing of the full faith and credit of the United
States to U.S. Treasury guarantees, or to the backing solely of the issuing instrumentality itself. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

RATINGS OF MUNICIPAL AND CORPORATE DEBT OBLIGATIONS

The four highest ratings of Moody's and S&P for municipal and corporate debt obligations are Aaa, Aa, A and Baa and AAA, AA, A and BBB, respectively.

MOODY'S. The characteristics of these debt obligations rated by Moody's are generally as follows:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds  which are rated Aa are  judged  to be of high  quality  by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds  because  margins of protection may not be as large as in Aaa securities or fluctuation of protective elements  may be of greater  amplitude  or there may be other  elements  present which make the long-term  risks appear  somewhat  larger than in Aaa securities.
Moody's  applies  the  numerical   modifiers  1,  2  and  3  to  the  Aa  rating
classification.  The  modifier 1  indicates  a ranking  for the  security in the higher  end of this  rating  category;  the  modifier 2  indicates  a mid- range ranking;  and the modifier 3 indicates a ranking in the lower end of this rating category.


A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa  --  Bonds  which  are  rated  Baa  are   considered  as  medium  grade
obligations,  i.e.,  they are  neither  highly  protected  nor  poorly  secured.
Interest  payments and principal  security  appear  adequate for the present but certain  protective  elements  may  be  lacking  or  may  be  characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the difference between short-term credit and long-term credit. A short-term rating may also be assigned on an issue having a demand feature. Such ratings are designated as VMIG. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon demand rather than fixed maturity dates and payment relying on external liquidity.

MIG 1/VMIG 1 -- Notes and loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2/VMIG 2 -- Notes and loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

S&P'S RATING SERVICES. The characteristics of these debt obligations rated by S&P are generally as follows:

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA --  Bonds  rated  AA also  qualify  as high  quality  debt  obligations.
Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


S&P ratings for short-term notes are as follows:

SP-1 -- Very strong capacity to pay principal and interest.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

A debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

RATINGS OF COMMERCIAL PAPER

DESCRIPTION  OF  MOODY'S  COMMERCIAL  PAPER  RATINGS.   Among  the  factors
considered by Moody's  Investors  Services,  Inc. in assigning  commercial paper ratings are the following:  (1) evaluation of the management of the issuer;  (2)
economic  evaluation of the issuer's  industry or industries and an appraisal of the risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance;  (4) liquidity; (5)
amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial  strength of a parent company and the  relationships  which exist with the issuer;  and (8)  recognition  by the  management of  obligations which may be present or may arise as a result of public  interest  questions and preparations  to meet such  obligations.  Relative  differences  in strength and weakness in respect to these criteria  would  establish a rating of one of three classifications;  P-1  (Highest  Quality),  P-2  (Higher  Quality)  or P-3 (High
Quality).

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The "A" categories are as follows:

A -- Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.

A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 -- Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


                            PART C. OTHER INFORMATION
ITEM 23.    EXHIBITS

               (a)  Articles of Incorporation.(1)

               (b)  Bylaws.(1)

               (c)  Not applicable.

               (d)(1) Investment Advisory Agreement between Registrant and
               INVESCO Funds Group, Inc. dated February 28, 1997.(1)

               (e)(1) Distribution Agreement between Registrant and INVESCO
               Distributors, Inc. dated September 30, 1997.(2)


               (f)(1) Amended Defined Benefit Deferred Compensation Plan for
               Non-Interested Directors and Trustees.(4)


               (g)  Custody Agreement between Registrant and State Street
               Bank and Trust Company dated July 1, 1993.(1)

                  (1) Additional  Fund Letter  Agreement  dated January 20,
                  1994 to Custody Agreement.(1)

                  (2) Amendment dated October 25, 1995 to Custody Agreement.(1)

                  (3)  Data Access Services Addendum to Custody Agreement.(1)

               (h)(1)  Transfer Agency Agreement between Registrant and INVESCO
               Funds Group, Inc. dated February 28, 1997.(1)

                  (2)  Administrative Services Agreement between Registrant and
                  INVESCO Funds Group, Inc. dated February 28, 1997.(1)

                       (a) Amendment to Administrative Services Agreement dated
                       May 13, 1999.(3)

               (i) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable dated June
               4, 1993.(1)

               (j)  Consent of Independent Accountants.

               (k)  Not applicable.

               (l)  Not Applicable.

               (m)  Not Applicable.


               (n)  Not Applicable


               (o)(1)  Form of Plan and Agreement  of  Distribution  pursuant to
                  Rule 12b-1 under the Investment Company Act of 1940 with respect to Cash Reserves Fund dated November __, 1999.



(1)  Previously  filed  with   Post-Effective   Amendment  No.  33  to  the
Registration Statement on July 30, 1997, and incorporated by reference herein.

(2)  Previously   filed  with   Post-Effective   Amendment   No.  34  to  the
Registration  Statement  on  September  28, 1998 and  incorporated  by reference herein.

(3)  Previously  filed  with   Post-Effective   Amendment  No.  35  to  the
Registration Statement on July 28, 1999 and incorporated by reference herein.


(4)  Previously  filed  with   Post-Effective   Amendment  No.  36  to  the
Registration  Statement  on  September  27, 1999 and  incorporated  by reference herein.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INVESCO MONEY
            MARKET FUNDS, INC. (THE "COMPANY")

No person is presently controlled by or under common control with the Company.

ITEM 25.    INDEMNIFICATION

Indemnification provisions for officers, directors and employees of the Company are set forth in Article Seventh of the Articles of Incorporation, and are hereby incorporated by reference. See Item 23(a) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to a Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.


ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Fund Management" in the Funds' Prospectus and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment adviser, INVESCO.


Following are the names and principal occupations of each director and officer of the investment adviser, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.





----------------------------------------------------------------------------------------------------------
Name                          Position With Adviser           Principal Occupation and Company Affiliation
----------------------------------------------------------------------------------------------------------
Mark H. Williamson            Chairman,                       President & Chief Executive
                              Director and                    Officer
                              Officer                         INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
-----------------------------------------------------------------------------------------------------------
Raymond R. Cunningham         Officer                         Senior Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
-----------------------------------------------------------------------------------------------------------
William J. Galvin, Jr.        Officer                         Senior Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
-----------------------------------------------------------------------------------------------------------
Ronald L. Grooms              Officer &                       Senior Vice President & Treasurer
                              Director                        INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
Richard W. Healey             Officer &                       Senior Vice President
                              Director                        INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
William R. Keithler           Officer                         Senior Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
-----------------------------------------------------------------------------------------------------------
Charles P. Mayer              Officer &                       Senior Vice President
                              Director                        INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
Timothy J. Miller             Officer &                       Senior Vice President
                              Director                        INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
Donovan J. (Jerry) Paul       Officer                         Senior Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
Glen A. Payne                 Officer                         Senior Vice President, Secretary
                                                              & General Counsel
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
John R. Schroer, II           Officer                         Senior Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
Marie E. Aro                  Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
Ingeborg S. Cosby             Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
Stacie Cowell                 Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
Dawn Daggy-Mangerson          Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
Elroy E. Frye, Jr.            Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
Linda J. Gieger               Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
Mark D. Greenberg             Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
Brian B. Hayward              Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
Richard R. Hinderlie          Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
Thomas M. Hurley              Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
Patricia F. Johnston          Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
Campbell C. Judge             Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
-----------------------------------------------------------------------------------------------------------
Peter M. Lovell               Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
James F. Lummanick            Officer                         Vice President & Assistant
                                                              General Counsel
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
Thomas A. Mantone, Jr.        Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
Trent E. May                  Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
Corey M. McClintock           Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
-----------------------------------------------------------------------------------------------------------
Douglas J. McEldowney         Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
-----------------------------------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer    Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
Stephen A.  Moran             Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
-----------------------------------------------------------------------------------------------------------
Jeffrey G. Morris             Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Laura M. Parsons              Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
Jon B. Pauley                 Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
Pamela J. Piro                Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
Anthony R. Rogers             Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
-----------------------------------------------------------------------------------------------------------
Gary L. Rulh                  Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
James B. Sandidge             Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
-----------------------------------------------------------------------------------------------------------
John S. Segner                Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
Terri B. Smith                Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
Tane T. Tyler                 Officer                         Vice President & Assistant
                                                              General Counsel
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
-----------------------------------------------------------------------------------------------------------
Thomas R. Wald                Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
Alan I. Watson                Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Judy P. Wiese                 Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
Thomas H. Scanlan             Officer                         Regional Vice President
                                                              INVESCO Funds Group, Inc.
                                                              12028 Edgepark Court
                                                              Potomac, MD 20854
-----------------------------------------------------------------------------------------------------------
Reagan A. Shopp               Officer                         Regional Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
-----------------------------------------------------------------------------------------------------------
Michael D. Legoski            Officer                         Assistant Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
-----------------------------------------------------------------------------------------------------------
Donald R. Paddack             Officer                         Assistant Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
-----------------------------------------------------------------------------------------------------------
Kent T. Schmeckpeper          Officer                         Assistant Vice President
                                                              Account Relationship Manager
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
-----------------------------------------------------------------------------------------------------------
Jeraldine E. Kraus            Officer                         Assistant Secretary
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
-----------------------------------------------------------------------------------------------------------

ITEM 27.    (a)  PRINCIPAL UNDERWRITERS

                 INVESCO Bond Funds, Inc.
                 INVESCO Combination Stock & Bond Funds, Inc.
                 INVESCO International Funds, Inc.
                 INVESCO Money Market Funds, Inc.
                 INVESCO Sector Funds, Inc.

                 INVESCO Stock Funds, Inc.
                 INVESCO Treasurer's Series Funds, Inc.
                 INVESCO Variable Investment Funds, Inc.

            (b)

Positions and                                                Positions and
Name and Principal        Offices with                       Offices with
Business Address          Underwriter                        the Company
------------------        ------------                       --------------
William J. Galvin, Jr.    Senior Vice                        Asst. Secretary
Asst. Secretary           President &
7800 E. Union Avenue
Denver, CO  80237


Ronald L. Grooms          Senior Vice                        Treasurer,
7800 E. Union Avenue      President,                         Chief Fin'l
Denver, CO  80237         Treasurer, &                       Officer, and
                          Director                           Chief Acctg.
                                                             Off.

Richard W. Healey         Senior Vice
7800 E. Union Avenue      President  &
Denver, CO  80237         Director

Charles P. Mayer          Director
7800 E. Union Avenue
Denver, CO 80237

Timothy J. Miller         Director
7800 E. Union Avenue
Denver, CO 80237

Glen A. Payne             Senior Vice                        Secretary
7800 E. Union Avenue      President,
Denver, CO 80237          Secretary &
                          General Counsel

Pamela J. Piro            Assistant Treasurer                Assistant Treasurer
7800 E. Union Avenue
Denver, CO 80237

Judy P. Wiese             Assistant Secretary                Assistant Secretary
7800 E. Union Avenue
Denver, CO  80237

Mark H. Williamson        Chairman of the Board,             President,
7800 E. Union Avenue      President, & Chief                 CEO & Director
Denver, CO 80237          Executive Officer



               (c)     Not applicable.

ITEM 28.       LOCATION OF ACCOUNTS AND RECORDS

               Mark H. Williamson
               7800 E. Union Avenue
               Denver, CO  80237

ITEM 29.       MANAGEMENT SERVICES

               Not applicable.

ITEM 30.       UNDERTAKINGS

               Not applicable


Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company Act of 1940, the Fund certifies that it has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 16th day of November, 1999.

Attest:                                   INVESCO Money Market Funds, Inc.

/s/ Glen A. Payne                         /s/ Mark H. Williamson
-------------------------------           ----------------------------------
Glen A. Payne, Secretary                  Mark H. Williamson, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                    /s/ Lawrence H. Budner*
-------------------------------           -----------------------------
Mark H. Williamson, President &           Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ John W. McIntyre*
-------------------------------           -----------------------------
Ronald L. Grooms, Treasurer               John W. McIntyre, Director
(Chief Financial and Accounting
Officer)

/s/ Victor L. Andrews*                     /s/ Fred A. Deering*
-------------------------------           -----------------------------
Victor L. Andrews, Director               Fred A. Deering, Director

/s/ Bob R. Baker*                          /s/ Larry Soll*
-------------------------------           -----------------------------
Bob R. Baker, Director                    Larry Soll, Director

/s/ Charles W. Brady*                      /s/ Kenneth T. King*
-------------------------------           -----------------------------
Charles W. Brady, Director                Kenneth T. King, Director

/s/ Wendy L. Gramm*
-------------------------------
Wendy L. Gramm, Director


By _____________________________          By /s/ Glen A. Payne
                                          -----------------------------
Edward F. O'Keefe                                 Glen A. Payne
Attorney in Fact                                  Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration
Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on April 12 and May 12, 1990, May 27, 1992, September 26, 1994, September 21, 1995,
July 30, 1997 and September 28, 1998, respectively.


                                  Exhibit Index

                                      Page in
Exhibit Number                        Registration Statement
j                                            75
o(1)                                         76


